Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56743
Entity Registrant Name	Intermap Technologies Corporation
Entity Central Index Key	0001285170
Entity Address, Address Line One	385 Inverness Parkway
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112